Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

Pavimar Shipping Co. and Pavimar S.A. — Ship management. On November 1, 2023, the Company entered into a management agreement with Pavimar Shipping Co. (“Pavimar”), a ship management company incorporated in the Republic of the Marshall Islands, with a branch office in Greece established under the provisions of Greek Law 27 of 1975. Pavimar is controlled by the Company’s Chairwoman and Chief Executive Officer. The management agreement with Pavimar became effective on January 18, 2024, and under its terms, Pavimar provides the Company with vessel commercial and technical management services including, but not limited to, securing employment, post-fixture support, handling vessel sale and purchases, arranging and supervising crew, repairs and maintenance, insurance, provisions, bunkering, day to day vessel operations, and ancillary services. Prior to January 18, 2024, similar services were provided to the Company by Pavimar S.A., a ship management company incorporated in the Republic of the Marshall Islands, with a branch office in Greece established under the provisions of Law 27 of 1975, also controlled by the Company’s Chairwoman and Chief Executive Officer.

In the event of termination of the management agreement for any reason other than Pavimar’s default, or if a vessel is lost, sold or otherwise disposed of, the management fee payable to Pavimar continues to be payable for a further period of three calendar months as from the termination date or, if greater than three months, for as long as the Company requires the services of Pavimar to finalize all outstanding matters. In addition, in the event of termination of the management agreement due to the Company’s default, change of control, or due to the Company tendering a termination notice for any reason other than Pavimar’s default, a termination fee of $584 per vessel shall become due and payable to Pavimar.

Pavimar shall be under no liability whatsoever to the Company for any loss, damage, delay or expense of whatsoever nature, whether direct or indirect, (including but not limited to loss of profit arising out of or in connection with detention of or delay to the Vessel) and howsoever arising in the course of performance of the management services unless same is proved to have resulted from the gross negligence or willful default of Pavimar, Pavimar’s employees, agents or subcontractors, in which case Pavimar’s liability for each incident or series of incidents giving rise to a claim or claims shall never exceed a total of $1,000 per vessel.

Total charges by Pavimar for the years ended December 31, 2025, 2024 and 2023, comprise of technical management fees of $739, $359 and $nil, respectively, commercial management commissions of $173, $68 and $nil, respectively, and sale and purchase commissions of $317, $nil and $nil, respectively. The technical management fees and the commercial management commissions are included in “management fees,” and “voyage expenses,” respectively, in the accompanying consolidated statements of (loss)/income. The vessel sale and purchase commissions are included in “vessels, net,” in the accompanying consolidated balance sheet as of December 31, 2025. Further, to enable Pavimar to make payments relating to vessel operating expenses on behalf of the Company, the Company makes monthly working capital advances to Pavimar. Occasional and extraordinary funding needs, including those in relation to drydockings, are covered upon request or reimbursed at cost. Under that management agreement, the outstanding balances with Pavimar as of December 31, 2025 and 2024, were $178 and $173, respectively. These amounts are reflected in “Due to manager” in the accompanying consolidated balance sheets.
Total charges by Pavimar S.A. during the years ended December 31, 2024 and 2023, comprise of technical management fees of $81 and $274 respectively, which include the fees payable to Pavimar S.A. for its services up to January 18, 2024, plus the fees payable for a further period of three calendar months thereafter, in accordance with the respective management agreement, to enable Pavimar S.A. to finalize all outstanding matters. These amounts are included in “management fees” in the accompanying consolidated statements of (loss)/income for the years ended December 31, 2024 and 2023. No services were provided by Pavimar S.A. to the Company during the year ended December 31, 2025. There were no outstanding balances under that management agreement with Pavimar S.A. as of December 31, 2025 and 2024.
Pavimar Shipping Co. and Pavimar S.A. — Services agreement. Pursuant to the services agreement dated October 1, 2023, as novated from Pavimar S.A. to Pavimar on January 18, 2024, on the same terms, and as amended and restated on April 1, 2024, Pavimar provides the Company with the services of its Chief Executive Officer, Chief Financial Officer and Corporate Secretary. The related fees for the years ended December 31, 2025 2024 and 2023, amounted to $14, $9 and $nil, respectively, and are included in “General and administrative expenses” in the accompanying consolidated statements of (loss)/income. Under that services agreement, the outstanding balance due to Pavimar as of December 31, 2025 and 2024 was $nil.
Prior to the novation to Pavimar, these services were provided by Pavimar S.A. The related fees for the years ended December 31, 2025 2024 and 2023, amounted to $nil, $1 and $3 respectively, and are included in “General and administrative expenses” in the accompanying consolidated statements of (loss)/income. There were no outstanding balances under that services agreement with Pavimar S.A. as of December 31, 2025 and 2024.
Atlantis Holding Corp. The sole holder of the Series A Preferred Shares and Series B Preferred Shares is Atlantis Holding Corp., an entity incorporated in the Republic of the Marshall Islands, controlled by the Company’s Chairwoman and Chief Executive Officer.
Dividends paid on Series A Preferred Shares during the year ended December 31, 2025 and from their initial issuance on June 11, 2024 through December 31, 2024, amounted to $3,954 (which were paid in kind by issuing 2,249 Series A Preferred Shares on June 30, 2025 and 1,705 Series A Preferred Shares on December 31, 2025) and $nil, respectively. Dividends accrued on Series A Preferred Shares for the year ended December 31, 2025 and from their initial issuance on June 11, 2024 through December 31, 2024, amounted to $2,977 and $977, respectively, and are presented in the accompanying consolidated statements of (loss)/income as a deduction from the net (loss)/income of the relevant periods to derive the net (loss)/income attributable to common shareholders. The accumulated dividends on Series A Preferred Shares as of December 31, 2025 and 2024, amounted to $nil and $977, respectively. This amount is not reflected in the accompanying consolidated balance sheet as of December 31, 2024 as dividends had not been declared by that date.
For further information, including a description of the main characteristics of the Series A Preferred Shares and Series B Preferred Shares, see Note 8 “Capital Structure—Formation of the Company.”

Alexandria Enterprises S.A. — Shipbroking services. From time to time, the Company uses the commercial services of Alexandria Enterprises S.A., (“Alexandria”) an entity incorporated in the Republic of the Marshall Islands, specializing in shipbroking. Alexandria is controlled by family members of the Company’s Chairwoman and Chief Executive Officer. Alexandria charges the Company a commission on gross revenue generated from contracts brokered by Alexandria. Total commissions charged by Alexandria during the year ended December 31, 2023, were $113 and are included in “voyage expenses” in the accompanying consolidated statement of income of the respective year. There were no transactions with Alexandria during 2025 and 2024 and no outstanding balances due from/to Alexandria as of December 31, 2025 and 2024.